Fair Value Measurements - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Re-measurement of contingent consideration		$ (5,657,000)	$ 510,000
Impairment of long-lived assets	300,000	24,800,000
Re-measurement of contingent consideration, Asset	200,000	13,400,000
Cash disposed of related to divested business	(2,289,000)
Percentage of discount rate		50.00%
Minimum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Percentage of discount rate		16.00%
Maximum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Percentage of discount rate		20.00%
Fair Value on a Non-recurring Basis
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash disposed of related to divested business	100,000	11,400,000
Continuing Operations
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Re-measurement of contingent consideration		5,500,000	700,000
Discontinuing Operations
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Re-measurement of contingent consideration		200,000	200,000
Id On Demand Inc
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Contingent consideration related to the acquisition	5,000,000	10,000,000
Polyright SA
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Contingent consideration related to the acquisition	0	300,000
Re-measurement of contingent consideration		$ (194,000)	$ 42,000